Property and Equipment - Summary of Changes in Property and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	₩ 14,872,079	₩ 14,772,179
Acquisition and capital expenditure	2,908,510	3,189,108
Disposal and termination	(82,085)	(81,119)
Depreciation	(2,815,393)	(2,720,283)
Impairment	(7,183)	(7,872)
Transfer in (out)	(106,261)	(159,872)
Transfer from (to) investment properties	47,030	(126,250)
Acquisitions and dispositions of subsidiaries	(1,360)	5,564	₩ 0
Others	10,477	624
Ending, net	14,825,814	14,872,079	14,772,179
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	52,056,203	50,580,188
Ending, net	53,479,104	52,056,203	50,580,188
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(37,184,124)	(35,808,009)
Ending, net	(38,653,290)	(37,184,124)	(35,808,009)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,324,376	1,272,808
Acquisition and capital expenditure	213	844
Disposal and termination	(1,928)	(3,651)
Transfer in (out)	4,430	58,790
Transfer from (to) investment properties	24,429	(37,725)
Acquisitions and dispositions of subsidiaries	0	18,761
Others	139	14,549
Ending, net	1,351,659	1,324,376	1,272,808
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,324,508	1,272,940
Ending, net	1,351,791	1,324,508	1,272,940
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(132)	(132)
Ending, net	(132)	(132)	(132)
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	2,518,130	2,554,561
Acquisition and capital expenditure	1,031	5,072
Disposal and termination	(3,095)	(5,012)
Depreciation	(153,399)	(148,981)
Transfer in (out)	42,289	151,157
Transfer from (to) investment properties	21,442	(88,336)
Acquisitions and dispositions of subsidiaries	(617)	49,532
Others	8,399	137
Ending, net	2,434,180	2,518,130	2,554,561
Buildings and structures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	4,903,073	4,830,853
Ending, net	4,981,282	4,903,073	4,830,853
Buildings and structures [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(2,384,943)	(2,276,292)
Ending, net	(2,547,102)	(2,384,943)	(2,276,292)
Machinery and equipment1 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	9,806,679	9,613,829
Acquisition and capital expenditure	52,336	75,412
Disposal and termination	(68,834)	(70,418)
Depreciation	(2,589,318)	(2,495,402)
Impairment	(6,374)	(6,577)
Transfer in (out)	2,306,814	2,706,444
Acquisitions and dispositions of subsidiaries	(328)	(14,981)
Others	7,053	(1,628)
Ending, net	9,508,028	9,806,679	9,613,829
Machinery and equipment1 [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	43,611,280	42,091,573
Ending, net	44,584,135	43,611,280	42,091,573
Machinery and equipment1 [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(33,804,601)	(32,477,744)
Ending, net	(35,076,107)	(33,804,601)	(32,477,744)
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	188,346	223,436
Acquisition and capital expenditure	67,480	78,400
Disposal and termination	(2,758)	(1,711)
Depreciation	(72,676)	(75,900)
Impairment	(809)	(1)
Transfer in (out)	13,324	16,407
Acquisitions and dispositions of subsidiaries	(415)	(44,543)
Others	313	(7,742)
Ending, net	192,805	188,346	223,436
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,182,144	1,276,779
Ending, net	1,222,671	1,182,144	1,276,779
Others [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(993,798)	(1,053,343)
Ending, net	(1,029,866)	(993,798)	(1,053,343)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,034,548	1,107,545
Acquisition and capital expenditure	2,787,450	3,029,380
Disposal and termination	(5,470)	(327)
Impairment		(1,294)
Transfer in (out)	(2,473,118)	(3,092,670)
Transfer from (to) investment properties	1,159	(189)
Acquisitions and dispositions of subsidiaries	0	(3,205)
Others	(5,427)	(4,692)
Ending, net	1,339,142	1,034,548	1,107,545
Construction-in-progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,035,198	1,108,043
Ending, net	1,339,225	1,035,198	1,108,043
Construction-in-progress [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(650)	(498)
Ending, net	₩ (83)	₩ (650)	₩ (498)